Shareholders' equity and share-based payments - Share cancellation (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shareholders' equity
Share buyback program amount	$ 5
Treasury shares
Shareholders' equity
Cancellation of treasury shares	65,109,435	44,590,699
Buyback - cancellation of dilution	34,860,133	28,445,840
Buyback - shareholder return policy	30,249,302	16,144,859
Percentage of the share capital cancelled	2.44%	1.66%